Financial instruments - Derivatives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net	$ 17,390	$ (48,273)
Gain (loss)	56,250	34,407
Current portion of other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net	(11,249)	(24,966)
Other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(12,165)	(33,919)
Current portion of long-term receivables, investments and other [member]
Disclosure of detailed information about financial instruments [line items]
Net	25,948	4,119
Long-term receivables, investments and other [Member]
Disclosure of detailed information about financial instruments [line items]
Net	14,856	6,493
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	34,360	(25,166)
Gain (loss)	58,983	59,398
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net	(150)	6,547
Gain (loss)	(4,014)	(1,016)
Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(16,820)	(29,654)
Gain (loss)	$ 1,281	$ (23,975)